RELATED PARTY TRANSACTIONS (Details 4) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Loans to related parties			$ (282,104)
P S M Z J K [Member]
Related Party Transaction [Line Items]
Related party sales		16,559,102	15,093,811	11,174,044
Loans to related parties			(37,020)
Collection of loans to related parties			37,020
Rental income		69,753	70,773	70,779
Ning Ding [Member]
Related Party Transaction [Line Items]
Sales Compensation		1,073,615	1,149,836	686,392
Loans to related parties		(412,129)	(202,348)
Collection of loans to related parties		472,518
Proceeds from loans from related parties			141,052
Kai Ding [Member]
Related Party Transaction [Line Items]
Sales Compensation		292,141	35,784	35,338
Loans to related parties		(73,451)
Collection of loans to related parties		73,451
Kai Huang [Member]
Related Party Transaction [Line Items]
Loans to related parties		(69,509)
Proceeds from loans from related parties			141,052
Dongxin Zhou [Member]
Related Party Transaction [Line Items]
Loans to related parties			(14,105)
Repayments of loans from related parties			(2,073)
Collection of loans to related parties			14,105
Shenzhen Qianhaishi Micro Science Co [Member]
Related Party Transaction [Line Items]
Repayments of loans from related parties		(83,411)
Chaoyong Xu [Member]
Related Party Transaction [Line Items]
Repayments of loans from related parties			(33,133)
Huiming Liu [Member]
Related Party Transaction [Line Items]
Repayments of loans from related parties			(28,210)
Jieke Zhu [Member]
Related Party Transaction [Line Items]
Repayments of loans from related parties			$ (2,412)